Income Taxes - Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current
Federal	$ 0
State	41
Income tax expense (benefit)	$ 41	$ 0